Other Operating Expense (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Supplemental Information [Abstract]
Other Operating Expense, Net
The components of “Other operating expense, net” for the three month and nine month periods ended September 30, 2017 and 2016 are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Other Operating Expense, Net
Foreign currency losses (gains), net	$1.7	$0.5	$6.3	$(2.6)
Restructuring charges, net(1)	2.8	3.0	4.9	15.4
Environmental remediation expenses(2)	—	—	0.9	—
Stock-based compensation expense(3)	9.8	—	166.0	—
Other, net	3.1	8.9	8.6	13.3
Total other operating expense, net	$17.4	$12.4	$186.7	$26.1

(1)	See Note 3 “Restructuring.”
(2)	Estimated environmental remediation costs recorded on an undiscounted basis for a former production facility.
(3)
Represents stock-based compensation expense recognized for stock options outstanding for the three months and nine months ended September 30, 2017 of $7.8 million and $69.2 million, respectively, and DSUs granted to employees at the date of the initial public offering for the three months and nine months ended September 30, 2017 of $2.0 million and $96.8 million, respectively. See Note 9 “Stock-Based Compensation”.

The components of “Other operating expense, net” for the years ended December 31, 2016, 2015 and 2014 are as follows:
	For the Years Ended December 31,
	2016	2015	2014
Other Operating Expense, Net
Foreign currency (gains) losses, net	$(5,867)	$1,054	$1,884
Restructuring charges(1)	32,898	4,735	5,878
Shareholder litigation settlement loss(2)	—	—	30,000
Costs to exit and settle loss contracts(3)	—	—	10,123
Environmental remediation expenses(4)	5,570	—	—
Other, net	16,017	14,884	16,375
Total other operating expense, net	$48,618	$20,673	$64,260

(1)	See Note 4 “Restructuring.”
(2)	Settlement of suit filed by certain purported shareholders in connection with the Company’s entry into the definitive merger agreement with KKR in 2013. See Note 18 “Contingencies.”
(3)
The Company recognized losses totaling $16.2 million related to certain contracts during the year ended December 31, 2014, including $10.1 million in estimated costs to exit and settle the contracts. The remaining losses are reported in gross profit.

(4)	Estimated environmental remediation costs recorded on an undiscounted basis for a former production facility.